SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
SEGMENTED INFORMATION [Text Block]
14.	SEGMENTED INFORMATION

The Company identifies its segments based on the way management organizes the Company to assess performance and make operating decisions regarding the allocation of resources. In accordance with the criteria in FASB ASC 280 " Segment Reporting ," the Company has concluded it has two reportable segments: renewable energy, and oil and gas, and medical marijuana, which are managed separately based on fundamental differences in their operations nature.

Summarized financial information concerning the Company’s reportable segments is shown in the following tables:

				Medical
Quarter ended February 28, 2014	Renewable energy		Oil and Gas	Marijuana	Corporate	Consolidated
Revenues	$-	$		- $	$-	$-

Net income (loss) from operations				(8,982)	(463,251)	(472,213)

Total assets	$1		$4,000	$4,107,628	$1,070,822 $	$5,182,450

The operations of the Group are located geographically in the United States, except for the Medical Marijuana which is in Canada. The administrative functions are all located geographically in Canada.

14.	SEGMENTED INFORMATION

The Company identifies its segments based on the way management organizes the Company to assess performance and make operating decisions regarding the allocation of resources. In accordance with the criteria in FASB ASC 280 " Segment Reporting ," the Company has concluded it has two reportable segments: renewable energy, and mining exploration and developments, which are managed separately based on fundamental differences in their operations nature.

Summarized financial information concerning the Company’s reportable segments is shown in the following tables:

		Mining exploration
Year ended August 31, 2013	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(56,781)	(526,932)	(147,191)	(730,904)

Total assets	$-	$-	$54,469	$54,469

		Mining exploration
Year ended August 31, 2012	Renewable energy	and development	Corporate	Consolidated
Revenues	$-	$-	$-	$-

Net income (loss) from operations	(203,044)	(179,375)	(627,316)	(1,009,735)

Total assets	$100,697	$293,255	$87,235	$481,187

The operations of the Group are located geographically in the United States.